UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds

(Exact name of registrant as specified in charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of principal executive offices)(Zip code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	DMS India MidCap Index Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 70.35%

Agrochemicals - 1.28%
452	Jain Irrigation Systems, Ltd.	$ 531
49	Pfizer, Ltd.	915
		1,446
Auto - 0.57%
2,320	Ashok Leyland, Ltd.	648

Bank - 5.06%
238	Allahabad Bank	366
394	Andhra Bank	400
631	IDBI Bank, Ltd.	678
145	Indian Bank	272
237	Indian Overseas Bank	198
41	Jammu & Kashmir Bank, Ltd.	953
178	Karur Vysya Bank Ltd.	1,002
204	Oriental Bank of Commerce	755
198	Syndicate Bank	303
228	Uco Bank	279
244	Union Bank of India	515
		5,721
Cement Products - 1.96%
432	India Cements, Ltd.	420
241	The Ramco Cements, Ltd.	747
15	Shree Cements, Ltd.	1,054
		2,221
Chemicals - 2.95%
310	Tata Chemicals, Ltd.	1,379
610	United Phosphorus, Ltd.	1,954
		3,333
Computers Software - 2.40%
9	Oracle Financial Services Software, Ltd. *	480
75	Tech Mahindra, Ltd.	2,231
		2,711
Construction - 3.21%
112	Bhushan Steel, Ltd.	872
2,472	GMR Infrastructure, Ltd.	992
450	Housing Development & Infrastructure, Ltd. *	390
234	Irb Infrastructure Developers, Ltd.	351
144	Mphasis, Ltd.	1,025
		3,630
Consumer - 8.49%
55	Bata India, Ltd.	938
100	Britannia Industries, Ltd.	1,490
53	Gitanjali Gems, Ltd. *	62
51	Jubilant Foodworks, Ltd. *	1,050
458	Marico, Ltd.	1,606
17	Procter & Gamble Hygiene & Health Care, Ltd.	835
761	Tata Global Beverages, Ltd.	1,976
132	United Breweries, Ltd.	1,652
		9,609
Diversified - 4.27%
83	Aditya Birla Nuvo, Ltd.	1,669
96	Century Textile & Industries, Ltd.	487
337	Max India, Ltd.	1,179
507	Motherson Sumi Systems, Ltd.	1,497
		4,832
Electrical Equipment - 0.42%
37	Havell's India, Ltd.	474

Electronics - 1.15%
38	Bharat Electronics, Ltd.	633
677	Dish TV India, Ltd. *	664
		1,297
Engineering - 3.27%
102	ABB, Ltd.	1,144
128	Engineers India, Ltd.	344
638	Pipavav Defence & Offshore Engineering Co., Ltd. *	456
76	Thermax, Ltd.	875
467	Voltas, Ltd.	877
		3,696
Financial - 7.52%
100	Bajaj Finserv, Ltd.	1,202
529	Hexaware Technologies, Ltd.	1,128
909	Indiabulls Financial Services, Ltd.	3,507
506	Indiabulls Real Estate, Ltd.	565
208	Mahindra & Mahindra Financial Services, Ltd.	1,079
176	Reliance Capital, Ltd.	1,029
		8,510
Gas - 1.55%
126	Indraprastha Gas, Ltd.	548
609	Petronet Lng, Ltd.	1,203
		1,751
Healthcare - 4.29%
148	Apollo Hospitals Enterprises, Ltd.	2,266
98	Cadila Healthcare, Ltd.	1,285
390	Opto Circuits (I), Ltd. *	178
126	Piramal Enterprises, Ltd.	1,125
		4,854
Hotels - 0.84%
956	Indian Hotels Co., Ltd.	955

Industrial - 0.61%
153	Godej Industries, Ltd.	686

Media & Entertainment - 0.56%
102	Sun TV Network, Ltd.	628

Mining - 0.81%
427	Hindustan Zinc, Ltd.	915

Oil - 1.32%
295	Castrol, Ltd.	1,498

Oil Production - 1.17%
346	Hindustan Petroleum Corp., Ltd.	1,329

Paints - 0.50%
30	Kansai Nerolac Paints, Ltd.	568

Personal Care - 1.53%
125	Godrej Consumer Products, Ltd.	1,735

Pharmaceuticals - 7.30%
242	Aurobindo Pharma, Ltd.	1,538
132	Biocon, Ltd.	988
136	Divi's Laboratories, Ltd.	2,688
221	Glenmark Pharmaceuticals, Ltd.	1,909
16	Sanofi India, Ltd.	712
73	Strides Arcolab, Ltd.	425
		8,260
Power - 2.67%
540	Adani Power, Ltd. *	340
97	Cesc, Ltd.	731
565	JSW Energy, Ltd.	516
2,809	Nhpc, Ltd.	889
282	Torrent Power, Ltd.	547
		3,023
Real Estate - 0.41%
1,896	Unitech, Ltd. *	469

Refineries - 0.49%
558	Gujarat State Petronet, Ltd.	551

Shipping - 0.85%
186	Great Eastern Shipping Co. Ltd.	957

Steel Products - 1.18%
251	Bharat Forge, Ltd.	1,332

Textiles - 0.12%
132	Welspun Corp., Ltd.	136

Tyres - 1.60%
502	Apollo Tyres, Ltd.	871
3	MRF, Ltd.	940
		1,811

TOTAL FOR COMMON STOCKS (Cost $113,905) - 70..35%		$ 79,586

SHORT TERM INVESTMENTS - 27.55%
31,169	Fidelity Institutional Money Market Portfolio 0.06% **	31,169

TOTAL FOR SHORT TERM INVESTMENTS (Cost $31,169) - 27.55%		$ 31,169

TOTAL INVESTMENTS (Cost $119,137) - 97.90%		$ 110,755

OTHER ASSETS LESS LIABILITIES - 2.10%		2,371

NET ASSETS - 100.00%		$ 113,126

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $119,137 amounted to $6,219, which consisted of aggregate gross unrealized appreciation of $7,156 and aggregate gross unrealized depreciation of $13,375.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$79,586	$0	$0	$79,586
Cash Equivalents	$31,169	$0	$0	$31,169
Total	$110,755	$0	$0	$110,755

	DMS India Bank Index Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 47.73%

Bank - 47.73%
248	Axis Bank, Ltd.	5,215
150	Bank of Baroda	1,567
171	Bank of India	658
114	Canara Bank	521
1,479	HDFC Bank, Ltd.	15,935
924	ICICI Bank, Ltd.	16,428
340	IndusInd Bank, Ltd.	2,315
303	Kotak Mahindra Bank, Ltd.	3,571
204	State Bank of India	5,831
201	Union Bank of India	424
212	Yes Bank, Ltd.	1,270
		53,735

TOTAL FOR COMMON STOCKS (Cost $47,599) - 47.73%		$ 53,735

SHORT TERM INVESTMENTS - 48.04%
54,090	Fidelity Institutional Money Market Portfolio 0.06% **	54,090

TOTAL FOR SHORT TERM INVESTMENTS (Cost $54,090) - 48.04%		$ 54,090

TOTAL INVESTMENTS (Cost $101,690) - 95.77%		$ 107,825

OTHER ASSETS LESS LIABILITIES - 4.23%		4,763

NET ASSETS - 100.00%		$ 112,588

** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India Bank Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $101,690 amounted to $6,209, which consisted of aggregate gross unrealized appreciation of $6,209 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$53,735	$0	$0	$53,735
Cash Equivalents	$54,090	$0	$0	$54,090
Total	$107,825	$0	$0	$107,825

	DMS Baltic Index Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 45.80%

Apparel & Textile Products - 2.63%
4,349	Silvano Fashion Group AS, Class-A (Estonia)	$ 15,965
572	Valmieras Stikla Skiedra (Latvia) *	1,624
		17,589
Banking - 1.15%
21,065	Siauliu Bankas (Lithuania)	7,704

Biotech & Pharmaceuticals - 1.85%
528	Grindeks (Latvia) *	6,616
591	Olaines Kimiski-Farmacetiska Rupnica (Latvia)	5,739
		12,355
Construction Materials - 0.53%
3,651	Grigiskes (Lithuania)	3,549

Consumer Products - 3.78%
6,954	Pieno Zvaigzdes (Lithuania)	17,880
1,737	Rokiskio Suris (Lithuania)	3,797
3,351	Zemaitijos Pienas ORS (Lithuania) *	3,566
		25,243
Distribution/Wholesale-Consumer Staples - 2.09%
9,586	Linas Argo Group AB (Lithuania)	9,042
5,098	Premia Foods AS (Estonia) *	4,906
		13,948
Electrical Equipment - 0.80%
1,448	AS Harju Elekter (Estonia)	5,376

Engineering & Construction Services - 1.78%
727	AS Merko Ehitus (Estonia)	7,197
1,225	Panevezio Statybos Trestas (Lithuania)	1,903
1,919	Nordecon International AS (Estonia) *	2,771
		11,871
Hardware - 0.09%
189	SAF Tehnika (Latvia) *	592

Home & Office Products - 0.46%
160	Vilniaus Baldai AB (Lithuania)	3,080

Oil, Gas & Coal - 0.95%
15,847	Klaipedos Nafta PVA (Lithuania)	6,362

Real Estate Operations & Services - 2.52%
1,753	City Service AB (Lithuania) *	4,339
4,060	AS Pro Kapital Grupp (Estonia) *	12,504
		16,843
Retail Discretionary - 8.72%
349	Invalda PVA (Lithuania) *	1,656
5,767	Tallinna Kaubamaja AS (Estonia)	42,025
6,649	AS Baltika (Estonia) *	5,001
2,683	Apranga PVA (Lithuania)	9,591
		58,273
Telecommunications - 1.88%
11,925	Teo LT AB (Lithuania)	12,576

Transportation & Logistics - 10.51%
57,395	Tallink Group AS (Estonia)	70,235

Travel, Lodging & Dining - 3.03%
7,924	Olympic Entertainment Group AS (Estonia)	20,265

Utilities - 3.03%
2,421	Lietuvos Dujos AB (Lithuania) *	2,074
835	AS Tallinna Vesi, Class A (Estonia)	13,662
4,220	Lesto AB (Lithuania)	4,526
		20,262

TOTAL FOR COMMON STOCKS (Cost $312,068) - 45.80%		$ 306,123

SHORT TERM INVESTMENTS - 55.09%
368,253	Fidelity Institutional Money Market Portfolio 0.06% **	368,253

TOTAL FOR SHORT TERM INVESTMENTS (Cost $368,253) - 55.09%		$ 368,253

TOTAL INVESTMENTS (Cost $680,322) - 100.89%		$ 674,376

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.89%)		(5,920)

NET ASSETS - 100.00%		$ 668,456

** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS Baltic Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $680,322 amounted to $5,945, which consisted of aggregate gross unrealized appreciation of $6,668 and aggregate gross unrealized depreciation of $12,613.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$306,123	$0	$0	$306,123
Cash Equivalents	$368,253	$0	$0	$368,253
Total	$674,376	$0	$0	$674,376

	DMS Poland Large Cap Index Fund
	Schedule of Investments
	December 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS *** - 15.87%

Banking - 15.87%
61	Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	$ 795

TOTAL FOR COMMON STOCKS (Cost $787) - 15.87%		795

SHORT TERM INVESTMENTS - 36.70%
1,839	Fidelity Institutional Money Market Portfolio 0.06% **	1,839

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,839) - 36.70%		1,839

TOTAL INVESTMENTS (Cost $2,626) - 52.56%		2,634

OTHER ASSETS LESS LIABILITIES - 47.44%		2,377

NET ASSETS - 100.00%		$ 5,011

** Variable rate security; the coupon rate shown represents the yield at December 31, 2013.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS Poland Large Cap Index Fund
1. SECURITY TRANSACTIONS

At December 31, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,626 amounted to $9, which consisted of aggregate gross unrealized appreciation of $9 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$795	$0	$0	$795
Cash Equivalents	$1,839	$0	$0	$1,839
Total	$2,634	$0	$0	$2,634

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: February 28, 2014

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: February 28, 2014